MutualHedge Frontier Legends Fund

Class A	MHFAX
Class C	MHFCX
Class I	MHFIX

(a series of Northern Lights Fund Trust)

Supplement dated November 25, 2013
to the Prospectus dated January 29, 2013 and

Statement of Additional Information dated May 31, 2013

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Please be advised effective December 9, 2013, the name of the MutualHedge Frontier Legends Fund has been changed to Equinox MutualHedge Futures Strategy Fund.   Consequently, all references to MutualHedge Frontier Legends in the Fund's Prospectus and Statement of Additional Information are deleted and replaced with Equinox MutualHedge Futures Strategy Fund.

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This Supplement, and the Prospectus dated January 29, 2013, as supplemented April 2, 2013,  and Statement of Additional Information dated May 31, 2013, each provide information that you should know before investing in the Fund and should be retained for future reference.  The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All of these documents are available upon request and without charge by calling Shareholder Services at 1-888-643-3431.

Please retain this Supplement for future reference.